Biological assets - Changes in Biological Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in biological assets [abstract]
Biological assets, beginning of the year	$ 293,945	$ 228,037
Increase due to purchases	4,044	1,928
Initial recognition and changes in fair value of biological assets	95,610	143,081
Decrease due to harvest / disposals	(562,546)	(685,963)
Costs incurred during the year	489,895	556,633
Exchange differences	(6,204)	50,229
Biological assets, end of the year	314,744	293,945
Initial recognition and changes in fair value of biological assets, price changes	(5,132)	525
Initial recognition and changes in fair value of biological assets, physical changes	(17,190)	13,738
Dairy and cattle
Changes in biological assets [abstract]
Initial recognition and changes in fair value of biological assets	(22,321)	14,263
Sugarcane
Changes in biological assets [abstract]
Biological assets, beginning of the year	69,620	116,458
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	59,024	41,166
Decrease due to harvest / disposals	(164,985)	(205,967)
Costs incurred during the year	155,281	142,205
Exchange differences	8,407	(24,242)
Biological assets, end of the year	127,347	69,620
Crops | Farming
Changes in biological assets [abstract]
Biological assets, beginning of the year	79,363	55,545
Increase due to purchases	2,987	1,275
Initial recognition and changes in fair value of biological assets	(1,748)	33,050
Decrease due to harvest / disposals	(175,107)	(220,801)
Costs incurred during the year	162,618	172,927
Exchange differences	(5,182)	37,367
Biological assets, end of the year	62,931	79,363
Rice | Farming
Changes in biological assets [abstract]
Biological assets, beginning of the year	102,098	32,843
Increase due to purchases	1,057	653
Initial recognition and changes in fair value of biological assets	16,412	53,436
Decrease due to harvest / disposals	(128,841)	(151,317)
Costs incurred during the year	99,552	145,752
Exchange differences	(6,559)	20,731
Biological assets, end of the year	83,719	102,098
Dairy | Farming
Changes in biological assets [abstract]
Biological assets, beginning of the year	42,864	23,191
Increase due to purchases	0	0
Initial recognition and changes in fair value of biological assets	21,922	15,429
Decrease due to harvest / disposals	(93,613)	(107,878)
Costs incurred during the year	72,444	95,749
Exchange differences	(2,870)	16,373
Biological assets, end of the year	$ 40,747	$ 42,864